Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates the Company’s Revenue by Major Type - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 12,550	$ 15,804	$ 70,021	$ 52,852
Brand sponsorships [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,263	8,060	42,096	24,867
Content [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,028	4,681	14,497	16,068
Consumer products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	388	403	3,455	5,751
Esports [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,847	2,426	9,385	5,846
Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 24	$ 234	$ 588	$ 320